UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08342
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 7.7%

		Principal
Security		Amount	Value

Brazil — 0.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,748,543	$6,978,671
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	35,900,000	18,475,101

Total Brazil (identified cost $24,940,063)			$25,453,772

Congo — 0.0%

Republic of Congo, 3.00%, 6/30/29	USD	2,128,000	$1,218,280

Total Congo (identified cost $845,647)			$1,218,280

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	2,329,325,098	$3,555,734
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	272,911,973	483,366

Total Costa Rica
(identified cost $3,558,124)			$4,039,100

Georgia — 0.1%

Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,975,998

Total Georgia (identified cost $3,544,597)			$4,975,998

Germany — 0.5%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$20,909,380

Total Germany
(identified cost $20,634,163)			$20,909,380

Ghana — 0.1%

Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$424,045
Ghana Government Bond, 13.67%, 6/15/12(2)	GHS	4,300,000	2,918,321

Total Ghana (identified cost $5,281,915)			$3,342,366

Greece — 0.4%

Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	8,000,000	$7,615,893
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,466,600

Total Greece (identified cost $20,454,811)			$18,082,493

Israel — 0.7%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	52,519,186	$15,179,265
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	44,329,728	14,155,666

Total Israel (identified cost $28,477,416)			$29,334,931

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,940,296

Total Macedonia
(identified cost $5,825,297)			$7,940,296

Poland — 0.7%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	83,986,634	$28,525,402

Total Poland (identified cost $27,147,430)			$28,525,402

South Africa — 1.8%

Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	$74,458,332

Total South Africa
(identified cost $73,859,335)			$74,458,332

Taiwan — 0.9%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	1,232,200,000	$39,155,673

Total Taiwan (identified cost $39,165,281)			$39,155,673

Turkey — 1.4%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	13,633,217	$11,235,086
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	21,977,657	16,934,282

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
Security		Amount	Value

Turkey (continued)

Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	38,101,351	$33,299,649

Total Turkey (identified cost $45,902,605)			$61,469,017

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	175,572,294	$9,722,302

Total Uruguay (identified cost $7,548,440)			$9,722,302

Total Foreign Government Bonds
(identified cost $307,185,124)			$328,627,342

Foreign Corporate Bonds & Notes — 0.1%

		Principal
Security		Amount	Value

Chile — 0.1%

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(1)	USD	3,518,020	$3,718,028

Total Chile (identified cost $3,000,000)			$3,718,028

Indonesia — 0.0%

APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)(4)	USD	2,000,000	10,000

Total Indonesia
(identified cost $3,357,014)			$30,000

Total Foreign Corporate Bonds & Notes
(identified cost $6,357,014)			$3,748,028

Debt Obligations — United States — 49.5%

Corporate Bonds & Notes — 0.0%

		Principal
Security		Amount	Value

Eaton Corp., 8.875%, 6/15/19		$500,000	$636,772
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,087,014

Total Corporate Bonds & Notes
(identified cost $1,528,619)			$1,723,786

Collateralized Mortgage Obligations — 3.3%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$409,899	$461,415
Series 1548, Class Z, 7.00%, 7/15/23		498,546	523,232
Series 1650, Class K, 6.50%, 1/15/24		3,230,361	3,506,610
Series 1817, Class Z, 6.50%, 2/15/26		446,872	480,030
Series 1927, Class ZA, 6.50%, 1/15/27		1,645,922	1,719,394
Series 2127, Class PG, 6.25%, 2/15/29		2,048,975	2,196,365
Series 2344, Class ZD, 6.50%, 8/15/31		3,142,820	3,415,428
Series 2458, Class ZB, 7.00%, 6/15/32		4,432,592	4,918,007

			$17,220,481

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(5)		$1,704,790	$1,737,825
Series 1993-16, Class Z, 7.50%, 2/25/23		1,665,190	1,877,724
Series 1993-79, Class PL, 7.00%, 6/25/23		1,276,420	1,431,133
Series 1993-104, Class ZB, 6.50%, 7/25/23		523,921	576,685
Series 1993-121, Class Z, 7.00%, 7/25/23		7,961,884	8,927,958
Series 1993-141, Class Z, 7.00%, 8/25/23		1,311,911	1,476,990
Series 1994-42, Class ZQ, 7.00%, 4/25/24		8,072,525	9,053,946
Series 1994-79, Class Z, 7.00%, 4/25/24		1,563,024	1,752,647
Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,030,865	1,184,379

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	Value

Federal National Mortgage Association (continued)
Series 1996-35, Class Z, 7.00%, 7/25/26	$410,799	$461,353
Series 1998-16, Class H, 7.00%, 4/18/28	1,080,947	1,221,230
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,781,295	1,961,869
Series 1999-25, Class Z, 6.00%, 6/25/29	3,491,051	3,784,923
Series 2000-2, Class ZE, 7.50%, 2/25/30	471,441	535,805
Series 2000-49, Class A, 8.00%, 3/18/27	1,340,413	1,548,686
Series 2001-31, Class ZA, 6.00%, 7/25/31	19,151,335	20,658,986
Series 2001-37, Class GA, 8.00%, 7/25/16	146,879	160,292
Series 2009-48, Class WA, 5.836%, 7/25/39(6)	17,186,260	18,489,564
Series G48, Class Z, 7.10%, 12/25/21	1,271,976	1,407,504
Series G92-60, Class Z, 7.00%, 10/25/22	3,467,924	3,826,166
Series G93-1, Class K, 6.675%, 1/25/23	1,911,343	2,114,426
Series G93-31, Class PN, 7.00%, 9/25/23	5,992,484	6,710,093
Series G93-41, Class ZQ, 7.00%, 12/25/23	12,116,239	13,569,195
Series G94-7, Class PJ, 7.50%, 5/17/24	1,912,313	2,177,547

		$106,646,926

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,409,594	$1,547,911
Series 1996-22, Class Z, 7.00%, 10/16/26	1,072,867	1,191,556
Series 1999-42, Class Z, 8.00%, 11/16/29	2,813,234	3,168,627
Series 2001-21, Class Z, 9.00%, 3/16/30	4,017,608	4,804,454
Series 2001-35, Class K, 6.45%, 10/26/23	444,713	486,199
Series 2002-48, Class OC, 6.00%, 9/16/30	3,497,520	3,640,454

		$14,839,201

Total Collateralized Mortgage Obligations
(identified cost $134,012,453)		$138,706,608

Commercial Mortgage-Backed Securities — 0.5%

	Principal
Security	Amount	Value

JPMCC, Series 2005-LDP5, Class AM, 5.386%, 12/15/44(6)	$9,960,000	$9,400,291
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	7,000,000	7,451,274
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(6)	6,000,000	6,298,619

Total Commercial Mortgage-Backed Securities
(identified cost $22,667,083)		$23,150,184

Mortgage Pass-Throughs — 26.8%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
3.207%, with maturity at 2035(7)	$8,424,403	$8,691,897
3.751%, with maturity at 2029(7)	1,764,619	1,807,219
4.001%, with maturity at 2023(7)	683,188	714,465
4.359%, with maturity at 2030(7)	2,349,766	2,457,341
4.50%, with maturity at 2018	6,933,044	7,324,997
5.00%, with various maturities to 2019	9,055,842	9,676,372
5.50%, with various maturities to 2013	7,799,437	8,352,702
6.00%, with various maturities to 2035	67,843,980	73,635,855
6.50%, with various maturities to 2033	74,781,080	82,462,955
6.60%, with maturity at 2030	3,539,601	3,925,084
7.00%, with various maturities to 2036	53,407,980	59,556,327
7.31%, with maturity at 2026	417,815	476,083
7.50%, with various maturities to 2035	37,216,479	42,168,548
7.95%, with maturity at 2022	588,992	676,471
8.00%, with various maturities to 2031	7,562,185	8,599,396
8.15%, with maturity at 2021	328,560	382,008
8.30%, with maturity at 2021	153,493	171,676
8.47%, with maturity at 2018	259,142	297,735
8.50%, with various maturities to 2028	1,681,217	1,965,332
9.00%, with various maturities to 2027	3,211,476	3,782,885
9.50%, with various maturities to 2027	316,127	371,450
9.75%, with various maturities to 2020	7,637	8,886
10.00%, with various maturities to 2020	1,110,304	1,274,611
10.50%, with maturity at 2021	535,406	627,613
11.00%, with maturity at 2016	770,433	878,313
13.25%, with maturity at 2013	662	692

		$320,286,913

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	Value

Federal National Mortgage Association:
2.625%, with maturity at 2028(7)	$326,938	$340,184
2.865%, with maturity at 2022(7)	3,388,477	3,474,176
3.035%, with maturity at 2035(7)	7,161,797	7,380,670
3.036%, with various maturities to 2035(7)	32,360,510	33,428,174
3.078%, with various maturities to 2033(7)	28,375,876	29,239,544
3.186%, with maturity at 2025(7)	1,859,965	1,922,434
3.386%, with maturity at 2024(7)	1,572,168	1,633,399
3.71%, with maturity at 2034(7)	5,173,514	5,410,364
3.816%, with maturity at 2023(7)	178,036	186,187
3.85%, with maturity at 2035(7)	18,750,319	19,608,731
4.50%, with various maturities to 2018	8,742,998	9,235,566
4.518%, with maturity at 2035(7)	13,837,646	14,471,150
5.00%, with various maturities to 2018(8)	27,804,569	29,663,034
5.50%, with various maturities to 2023	8,187,853	8,748,378
6.00%, with various maturities to 2033	42,508,067	46,055,791
6.318%, with maturity at 2032(7)	5,950,582	6,223,006
6.50%, with various maturities to 2036	185,025,900	201,610,302
6.803%, with maturity at 2025(7)	612,509	646,292
7.00%, with various maturities to 2036	174,115,607	194,166,754
7.50%, with various maturities to 2034	26,958,132	30,325,417
8.00%, with various maturities to 2030	10,077,347	11,698,170
8.50%, with various maturities to 2037	15,342,447	17,640,792
9.00%, with various maturities to 2032	5,283,613	6,237,237
9.035%, with maturity at 2028(6)	914,383	1,061,148
9.50%, with various maturities to 2031	4,664,857	5,544,998
10.50%, with maturity at 2029	439,432	522,724
10.972%, with maturity at 2027(6)	910,357	1,057,657
11.00%, with maturity at 2016	49,805	54,845
11.50%, with maturity at 2031	716,172	887,024

		$688,474,148

Government National Mortgage Association:
3.125%, with maturity at 2024(7)	$791,190	$817,748
6.50%, with various maturities to 2032	6,057,799	6,678,289
7.00%, with various maturities to 2035	67,441,691	75,815,152
7.50%, with various maturities to 2031	10,294,049	11,746,333
7.75%, with maturity at 2019	39,225	44,882
8.00%, with various maturities to 2034	29,340,578	33,735,791
8.30%, with various maturities to 2020	192,277	217,316
8.50%, with various maturities to 2021	1,825,723	2,069,621

9.00%, with various maturities to 2025	611,784	714,656
9.50%, with various maturities to 2026	2,053,821	2,498,370

		$134,338,158

Total Mortgage Pass-Throughs
(identified cost $1,118,427,200)		$1,143,099,219

U.S. Government Agency Obligations — 1.8%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
5.365%, 9/9/24	$6,700,000	$7,291,643
5.375%, 9/30/22	16,700,000	18,418,564
5.375%, 8/15/24	5,300,000	5,775,935
5.75%, 6/12/26	14,850,000	16,128,377

		$47,614,519

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,495,205
5.50%, 4/26/24	22,500,000	$24,702,097

		$30,197,302

Total U.S. Government Agency Obligations
(identified cost $78,539,499)		$77,811,821

U.S. Treasury Obligations — 17.1%

	Principal
Security	Amount	Value

United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,043,516
United States Treasury Notes, 0.875%, 4/30/11	95,000,000	95,400,805
United States Treasury Notes, 1.75%, 11/15/11	100,000,000	101,597,700
United States Treasury Notes, 4.50%, 2/28/11	100,000,000	103,394,600
United States Treasury Notes, 4.625%, 12/31/11	100,000,000	106,398,500
United States Treasury Notes, 4.625%, 7/31/12(8)	50,000,000	53,992,200
United States Treasury Notes, 4.875%, 7/31/11	100,000,000	105,398,500
United States Treasury Notes, 4.875%, 2/15/12	50,000,000	53,585,950
United States Treasury Notes, 5.125%, 6/30/11	100,000,000	105,359,400

Total U.S. Treasury Obligations
(identified cost $726,274,720)		$727,171,171

Total Debt Obligations — United States (identified cost $2,081,449,574)		$2,111,662,789

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Common Stocks — 0.2%

Security	Shares	Value

China — 0.2%

Air China, Ltd., Class H(9)	203,000	$224,061
Aluminum Corp. of China Ltd., Class H(9)	363,000	353,935
China Coal Energy Co., Class H	378,000	569,456
China COSCO Holdings Co., Ltd., Class H	238,000	301,904
China Oilfield Services, Ltd., Class H	141,000	197,336
China Petroleum & Chemical Corp., Class H	1,546,000	1,239,580
China Railway Group, Ltd., Class H(9)	388,000	267,454
China Shenhua Energy Co., Ltd., Class H	313,000	1,343,119
China Shipping Container Lines Co., Ltd., Class H(9)	328,000	136,130
China Shipping Development Co., Ltd., Class H(9)	119,000	177,645
Datang International Power Generation Co., Ltd., Class H(9)	305,000	127,511
Huaneng Power International, Inc., Class H	281,000	161,482
Jiangsu Expressway Co., Ltd., Class H	113,000	105,233
Jiangxi Copper Co., Ltd., Class H	128,000	268,476
PetroChina Co., Ltd., Class H	1,944,000	2,238,640
Shanghai Electric Group Co., Ltd., Class H	274,000	130,686
Sinopec Shanghai Petrochemical Co., Ltd., Class H(9)	215,000	82,543
Yanzhou Coal Mining Co., Ltd., Class H	180,000	500,698
Zijin Mining Group Co., Ltd., Class H	369,000	286,635

Total China (identified cost $8,353,432)		$8,712,524

Indonesia — 0.0%

APP China	8,155	$326,200

Total Indonesia (identified cost $1,522,635)		$326,200

Total Common Stocks
(identified cost $9,876,067)		$9,038,724

Short-Term Investments — 43.8%
Foreign Government Securities — 22.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.7%

Chilean Government Bond, 6.00%, 7/1/10	CLP	7,215,000	$14,025,899
Chilean Government Bond, 8.00%, 8/1/10	CLP	8,215,000	15,774,483

Total Chile (identified cost $30,640,884)			$29,800,382

Croatia — 1.1%

Croatian Treasury Bill, 0.00%, 10/7/10	EUR	1,005	$1,321,769
Croatian Treasury Bill, 0.00%, 11/11/10	EUR	5,000	6,551,332
Croatian Treasury Bill, 0.00%, 12/2/10	EUR	1,300	1,699,192
Croatian Treasury Bill, 0.00%, 12/9/10	EUR	4,300	5,601,054
Croatian Treasury Bill, 0.00%, 12/30/10	EUR	1,145	1,491,443
Croatian Treasury Bill, 0.00%, 2/17/11	EUR	300	388,199
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	15,742	20,221,482
Croatian Treasury Bill, 0.00%, 4/14/11	EUR	7,500	9,623,586

Total Croatia (identified cost $47,568,138)			$46,898,057

Egypt — 5.7%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	162,350	$29,197,446
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	86,200	15,474,520
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	265,125	47,423,465
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	47,825	8,539,029
Egypt Treasury Bill, 0.00%, 6/8/10	EGP	58,175	10,368,158
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	8,650	1,538,833
Egypt Treasury Bill, 0.00%, 6/22/10	EGP	196,700	34,929,023
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	74,900	13,276,055
Egypt Treasury Bill, 0.00%, 7/13/10	EGP	74,000	13,068,408
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	3,327,977
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	30,425	5,302,401
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,887,682
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	15,100,085
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	33,650	5,772,195
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	42,025	7,194,183
Egypt Treasury Bill, 0.00%, 1/4/11	EGP	109,900	18,492,815
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,198,709
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	29,675	4,945,994

Total Egypt (identified cost $244,277,632)			$241,036,978

Iceland — 0.2%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	181,400	$1,196,316
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	700,000	4,588,329
Iceland Treasury Note, 13.75%, 12/10/10	ISK	688,000	4,813,373

Total Iceland (identified cost $10,646,498)			$10,598,018

Israel — 3.4%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	549,221	$144,538,821

Total Israel (identified cost $145,727,652)			$144,538,821

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Kazakhstan — 3.2%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	2,569,000	$17,540,565
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	2,241,930	15,302,657
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	2,145,212	14,640,002
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	1,900,131	12,965,112
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	1,474,320	10,057,672
Kazakhstan National Bank, 0.00%, 6/18/10	KZT	2,950,843	20,126,144
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	2,735,100	18,646,270
Kazakhstan National Bank, 0.00%, 7/30/10	KZT	2,592,832	17,657,781
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	1,447,740	9,847,183

Total Kazakhstan
(identified cost $135,838,501)			$136,783,386

Lebanon — 4.8%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	19,520,000	$12,955,400
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	3,799,300	2,517,464
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	11,433,000	7,575,648
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	2,000,000	1,324,092
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	29,235,900	19,355,510
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	12,690,060	8,393,876
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	24,880,900	16,427,032
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	18,985,000	12,522,256
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	2,279,570	1,503,574
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	20,597,220	13,572,065
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	4,924,250	3,241,374
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	40,397,990	26,563,866
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,753,551
Lebanon Treasury Bill, 0.00%, 9/30/10	LBP	21,830,000	14,238,019
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	34,427,170	22,409,208
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,395,865
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,529,550
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,579,892
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,615,811
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,515,777
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,244,786
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	2,023,495
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,552,748
Lebanon Treasury Note, 8.40%, 7/8/10	LBP	10,000,000	6,755,338
Lebanon Treasury Note, 8.40%, 7/15/10	LBP	18,000,000	12,085,787
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	2,161,210	1,456,086
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	1,979,900	1,351,854

Total Lebanon
(identified cost $203,149,042)			$203,459,924

South Korea — 0.4%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	5,560,390	$5,012,615
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	8,014,850	7,216,722
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	3,589,460	3,228,041

Total South Korea
(identified cost $15,119,309)			$15,457,378

Sri Lanka — 2.4%

Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	766,310	$6,738,410
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	1,083,150	9,490,656
Sri Lanka Treasury Bill, 0.00%, 5/14/10	LKR	58,810	514,488
Sri Lanka Treasury Bill, 0.00%, 7/9/10	LKR	1,170,980	10,113,280
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	1,621,010	13,977,104
Sri Lanka Treasury Bill, 0.00%, 7/23/10	LKR	1,150,000	9,899,487
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	1,161,300	9,963,638
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	659,010	5,568,302
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	4,899,728
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	9,749,592
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,421,899
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	15,461,770
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	520,884

Total Sri Lanka
(identified cost $100,981,541)			$101,319,238

Uruguay — 0.6%

Uruguay Treasury Bill, 0.00%, 5/5/10	UYU	15,000	$778,449
Uruguay Treasury Bill, 0.00%, 5/12/10	UYU	30,000	1,554,717
Uruguay Treasury Bill, 0.00%, 5/19/10	UYU	6,920	358,111
Uruguay Treasury Bill, 0.00%, 7/6/10	UYU	45,000	2,304,514
Uruguay Treasury Bill, 0.00%, 7/20/10	UYU	20,000	1,020,894
Uruguay Treasury Bill, 0.00%, 8/5/10	UYU	40,000	2,033,953
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	30,000	1,517,517
Uruguay Treasury Bill, 0.00%, 10/1/10	UYU	20,000	1,002,161
Uruguay Treasury Bill, 0.00%, 10/6/10	UYU	23,977	1,199,819
Uruguay Treasury Bill, 0.00%, 10/27/10	UYU	20,000	994,982
Uruguay Treasury Bill, 0.00%, 12/23/10	UYU	77,094	3,771,443
Uruguay Treasury Bill, 0.00%, 12/30/10	UYU	40,000	1,952,582
Uruguay Treasury Bill, 0.00%, 1/18/11	UYU	60,770	2,948,845

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Uruguay (continued)

Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	50,000	$2,413,792
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	3,464,312

Total Uruguay
(identified cost $27,209,812)			$27,316,091

Zambia — 0.0%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$700,045

Total Zambia (identified cost $690,836)			$700,045

Total Foreign Government Securities
(identified cost $961,849,845)			$957,908,318

U.S. Treasury Obligations — 9.4%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 7/22/10		$100,000	$99,967,300
United States Treasury Bill, 0.00%, 8/19/10		100,000	99,949,900
United States Treasury Bill, 0.00%, 11/18/10		100,000	99,871,800
United States Treasury Bill, 0.00%, 12/16/10		100,000	99,841,100

Total U.S. Treasury Obligations
(identified cost $399,613,152)			$399,630,100

Repurchase Agreements — 9.0%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/27/10, with a maturity date of 7/30/10, an interest rate of 0.23% and repurchase proceeds of EUR 16,397,028, collateralized by EUR 15,000,000 Spanish Government Bond, 4.60% due 7/30/19 and a market value of $22,774,868.	EUR	16,388	$21,819,133
Dated 4/30/10, with an interest rate of 0.17%, collateralized by $180,000,000 United States Treasury Bond with an interest rate of 3.625%, a maturity date of 6/15/10 and a market value of $183,333,719.(10)	USD	183,150	183,150,000
HSBC Bank USA
Dated 4/30/10, with an interest rate of 0.18%, collateralized by $129,940,000 United States Treasury Bond with an interest rate of 8.125%, a maturity date of 6/15/21 and a market value of $183,109,587.(10)	USD	180,000	180,000,000

Total Repurchase Agreements
(identified cost $384,742,986)			$384,969,133

Other Securities — 2.9%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(11)		$124,508	$124,507,708

Total Other Securities
(identified cost $124,507,708)			$124,507,708

Total Short-Term Investments
(identified cost $1,870,713,691)			$1,867,015,259

Total Investments — 101.3%
(identified cost $4,275,581,470)			$4,320,092,142

Other Assets, Less Liabilities — (0.13)%			$(54,007,127)

Net Assets — 100.0%			$4,266,085,015

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

JPMCC - JPMorgan Chase & Co.

MLMT - Merrill Lynch Mortgage Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

BRL - Brazilian Real

CLP - Chilean Peso

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

PLN - Polish Zloty

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Currently the issuer is in default with respect to interest payments.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Non-income producing security.

(10)	Open repurchase agreements with no specific maturity date. Either party may terminate the agreement upon demand.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $120,148 and $0, respectively.

Securities Sold Short

		Principal
		Amount
Security		(000’s omitted)	Value

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,972,910)

Total Securities Sold Short (proceeds $20,591,627)			$(20,972,910)

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $4,151,073,762)	$4,195,584,434
Affiliated investment, at value (identified cost, $124,507,708)	124,507,708
Foreign currency, at value (identified cost, $1,390,609)	1,392,651
Interest and dividends receivable	23,162,397
Receivable for investments sold	154,208
Receivable for open forward foreign currency exchange contracts	15,923,032
Receivable for closed forward foreign currency exchange contracts	5,416,875
Receivable for open swap contracts	25,975,854
Receivable for closed options	101,520
Premium paid on open swap contracts	28,751,964

Total assets	$4,420,970,643

Liabilities

Payable for investments purchased	$101,899,486
Payable for variation margin on open financial futures contracts	1,556,259
Payable for open forward foreign currency exchange contracts	9,198,007
Payable for closed forward foreign currency exchange contracts	653,830
Payable for open spread lock swap contracts	480,860
Payable for open swap contracts	17,222,700
Payable for closed swap contracts	125,871
Premium received for open swap contracts	161,176
Payable for securities sold short, at value (proceeds, $20,591,627)	20,972,910
Payable to affiliates:
Investment adviser fee	1,731,340
Trustees’ fees	4,208
Interest payable for securities sold short	685,023
Accrued expenses	193,958

Total liabilities	$154,885,628

Net Assets applicable to investors’ interest in Portfolio	$4,266,085,015

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$4,209,065,343
Net unrealized appreciation	57,019,672

Total	$4,266,085,015

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $1,386,969)	$48,997,697
Dividends (net of foreign taxes, $1,054)	11,915
Interest allocated from affiliated investments	272,204
Expenses allocated from affiliated investments	(152,056)

Total investment income	$49,129,760

Expenses

Investment adviser fee	$6,893,613
Trustees’ fees and expenses	26,446
Custodian fee	8,375
Legal and accounting services	128,672
Interest expense on securities sold short	2,517
Miscellaneous	57,747

Total expenses	$7,117,370

Deduct —
Reduction of custodian fee	$228

Total expense reductions	$228

Net expenses	$7,117,142

Net investment income	$42,012,618

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,001,653
Investment transactions allocated from affiliated investments	(14,202)
Financial futures contracts	(3,440,235)
Swap contracts	(3,716,957)
Written options	522,711
Foreign currency and forward foreign currency exchange contract transactions	31,072,169

Net realized gain	$36,425,139

Change in unrealized appreciation (depreciation) —
Investments	$(3,181,756)
Securities sold short	(381,283)
Financial futures contracts	(1,849,184)
Swap contracts	12,399,887
Spread lock swap contracts	(480,860)
Written options	(309,320)
Foreign currency and forward foreign currency exchange contracts	4,244,436

Net change in unrealized appreciation (depreciation)	$10,441,920

Net realized and unrealized gain	$46,867,059

Net increase in net assets from operations	$88,879,677

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Six Months Ended	Year Ended
in Net Assets	April 30, 2010	October 31, 2009

From operations —
Net investment income	$42,012,618	$43,997,485
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options and foreign currency and forward foreign currency exchange contract transactions	36,425,139	(18,984,748)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, spread lock swap contracts swap contracts, written options, foreign currency and forward foreign currency exchange contracts	10,441,920	81,089,939

Net increase in net assets from operations	$88,879,677	$106,102,676

Capital transactions —
Contributions	$2,882,127,250	$530,666,796
Withdrawals	(23,947,897)	(162,764,389)

Net increase in net assets from capital transactions	$2,858,179,353	$367,902,407

Net increase in net assets	$2,947,059,030	$474,005,083

Net Assets

At beginning of period	$1,319,025,985	$845,020,902

At end of period	$4,266,085,015	$1,319,025,985

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

			Year Ended October 31,
	Six Months Ended
	April 30, 2010		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.59	%(2)	0.67%	0.63%	0.67%	0.66%	0.66%
Interest expense(3)	0.00	%(2)(4)	0.05%	—	—	—	—
Total expenses	0.59	%(2)	0.72%	0.63%	0.67%	0.66%	0.66%
Net investment income	3.38	%(2)	4.93%	5.25%	5.16%	4.49%	3.23%
Portfolio Turnover	11	%(5)	25%	26%	45%	41%	59%

Total Return	3.65	%(5)	12.10%	2.97%	10.34%	7.60%	6.48%

Net assets, end of period (000’s omitted)	$4,266,085		$1,319,026	$845,021	$688,393	$563,226	$410,680

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Interest expense relates to interest on securities sold short.

(4)	Amount is less than 0.005%.

(5)	Not annualized.

See notes to financial statements

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 72.3%, 21.6% and 3.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Spread Lock Swap Contracts — A spread lock swap contract allows the user to lock in the forward differential (or spread) between the swap rate and a specified benchmark on an interest rate swap contract. These contracts involve commitments to pay or receive a settlement amount calculated based on the difference between the swap spread and an agreed upon fixed spread, the notional amount of the agreement and the duration of the swap. During the term of the outstanding spread lock swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Payments received or made at the termination of the spread lock swap contract are recorded as realized gains or losses. Upon termination, the Portfolio is obligated to enter into the interest rate swap agreement which can be closed at any time up to the maturity date at the then current value. The Portfolio is exposed to credit loss in the event of non-performance by the counterparty.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

T  Securities Sold Short — The Portfolio may seek to hedge investments or increase total return through short sales of securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

U  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion, 0.575% from $1 billion up to $1.5 billion, 0.555% from $1.5 billion up to $2 billion, 0.520% from $2 billion up to $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $7,004,023 of which $110,410 was allocated from Cash Management Portfolio and $6,893,613 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.564% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and short sale transactions and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$275,212,110
U.S. Government and Agency Securities	1,373,102,759

$1,648,314,869

Sales

Investments (non-U.S. Government)	$51,455,966
U.S. Government and Agency Securities	113,610,198

$165,066,164

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,285,108,157

Gross unrealized appreciation	$87,709,794
Gross unrealized depreciation	(52,725,809)

Net unrealized appreciation	$34,983,985

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/3/10	Israeli Shekel 19,972,600	United States Dollar 5,358,895	$1,438
5/6/10	Kazak Tenge 2,569,000,000	United States Dollar 17,446,520	(96,592)
5/7/10	Sri Lankan Rupee 119,880,000	United States Dollar 1,022,867	(28,660)
5/7/10	Sri Lankan Rupee 441,860,000	United States Dollar 3,770,137	(105,637)
5/7/10	Sri Lankan Rupee 521,410,000	United States Dollar 4,446,994	(126,552)
5/10/10	South African Rand 443,356,500	United States Dollar 60,594,317	633,679
5/12/10	Euro 33,532,414	United States Dollar 44,783,712	135,690
5/14/10	Sri Lankan Rupee 58,810,000	United States Dollar 503,295	(11,970)
5/17/10	Euro 83,220,000	United States Dollar 113,685,594	2,877,109
5/17/10	Sri Lankan Rupee 825,699,025	United States Dollar 7,054,242	(176,609)
5/19/10	South African Rand 126,902,480	United States Dollar 17,190,334	54,235
5/24/10	Euro 90,028,000	United States Dollar 121,093,962	1,217,490
5/25/10	Euro 9,055,279	United States Dollar 12,130,089	72,520
5/25/10	Euro 6,610,969	United States Dollar 8,790,434	(12,411)
5/26/10	Japanese Yen 6,282,899,398	United States Dollar 67,355,990	458,817
5/27/10	Kazak Tenge 1,443,710,000	United States Dollar 9,801,154	(58,682)
6/10/10	Kazak Tenge 1,474,319,800	United States Dollar 10,025,976	(44,342)
6/17/10	Kazak Tenge 1,470,200,000	United States Dollar 10,004,764	(39,416)
7/6/10	Chilean Peso 4,345,000,000	United States Dollar 8,871,873	500,166
7/6/10	Chilean Peso 2,111,500,000	United States Dollar 4,301,722	233,399
7/6/10	Chilean Peso 967,100,000	United States Dollar 1,982,372	119,016
7/9/10	Sri Lankan Rupee 1,170,980,000	United States Dollar 9,999,829	(169,418)
7/16/10	Sri Lankan Rupee 1,621,010,000	United States Dollar 13,795,830	(267,650)
7/20/10	Kazak Tenge 724,740,200	United States Dollar 4,446,259	(509,773)

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,776,579	$(736,921)
7/21/10	Kazak Tenge 719,872,000	United States Dollar 4,443,654	(479,232)
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,688,718	(736,789)
7/23/10	Kazak Tenge 722,665,700	United States Dollar 4,454,026	(488,257)
7/23/10	Sri Lankan Rupee 500,000,000	United States Dollar 4,269,855	(63,710)
7/23/10	Sri Lankan Rupee 650,000,000	United States Dollar 5,555,556	(78,079)
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,657,635	(777,187)
7/30/10	Euro 16,153,356	United States Dollar 21,413,939	(98,473)
8/4/10	Chilean Peso 3,940,000,000	United States Dollar 7,483,381	(105,948)
8/4/10	Chilean Peso 4,592,000,000	United States Dollar 8,725,891	(119,337)
8/6/10	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,854,052	(190,993)
8/26/10	Kazak Tenge 1,443,710,000	United States Dollar 9,866,799	(12,006)
10/7/10	Euro 1,005,000	United States Dollar 1,356,589	18,238
10/8/10	Sri Lankan Rupee 659,010,000	United States Dollar 5,620,554	(27,081)
11/12/10	Euro 5,000,000	United States Dollar 6,746,650	88,277
12/2/10	Euro 1,300,000	United States Dollar 1,769,950	38,725
12/9/10	Euro 3,050,000	United States Dollar 4,130,920	69,160
12/9/10	Euro 1,250,000	United States Dollar 1,700,958	36,302
12/30/10	Euro 1,145,000	United States Dollar 1,555,769	30,900
2/17/11	Euro 300,000	United States Dollar 406,061	6,487
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	(115,531)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	(199,074)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	(93,607)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	(95,776)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	(133,032)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	525,421
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	249,968
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	242,781
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	120,429
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	193,396
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	776

			$1,725,674

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/3/10	Israeli Shekel 19,972,600	United States Dollar 5,400,043	$(42,586)
5/6/10	Malaysian Ringgit 36,150,000	United States Dollar 11,077,065	273,761
5/6/10	Swedish Krona 103,160,000	Euro 10,605,640	121,456
5/7/10	South Korean Won 12,229,000,000	United States Dollar 10,825,956	203,806
5/10/10	Indian Rupee 502,052,000	United States Dollar 11,293,488	13,579
5/10/10	Indian Rupee 502,052,000	United States Dollar 11,293,488	13,579
5/10/10	New Turkish Lira 81,333,288	United States Dollar 54,042,052	536,603
5/10/10	Polish Zloty 185,766,860	Euro 48,256,146	(1,266,276)
5/11/10	Indonesian Rupiah 101,455,000,000	United States Dollar 11,164,851	87,318
5/11/10	Malaysian Ringgit 50,180,000	United States Dollar 15,617,803	134,747
5/12/10	Mexican Peso 193,476,000	United States Dollar 15,736,665	(35,558)
5/12/10	Polish Zloty 149,931,500	Euro 38,788,094	(817,972)
5/12/10	Polish Zloty 31,655,000	Euro 8,084,742	(33,453)
5/12/10	Polish Zloty 31,655,000	Euro 8,087,221	(36,754)

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/12/10	Polish Zloty 15,090,000	Euro 3,879,975	$(50,517)
5/13/10	Australian Dollar 5,954,800	United States Dollar 5,460,492	43,867
5/13/10	Ghanaian Cedi 6,286,150	United States Dollar 4,398,985	37,142
5/13/10	Ghanaian Cedi 1,900,000	United States Dollar 1,333,333	7,494
5/17/10	Australian Dollar 10,876,300	United States Dollar 10,134,428	(85,399)
5/17/10	Indian Rupee 670,350,000	United States Dollar 15,000,000	80,935
5/17/10	Malaysian Ringgit 48,130,000	United States Dollar 14,914,782	190,100
5/19/10	Colombian Peso 13,574,303,631	United States Dollar 7,006,996	(73,712)
5/19/10	Norwegian Krone 277,600,000	Euro 34,853,355	618,015
5/19/10	Swedish Krona 145,800,100	Euro 15,035,604	110,179
5/20/10	Indian Rupee 519,589,000	United States Dollar 11,699,820	(16,040)
5/20/10	Indian Rupee 732,321,000	United States Dollar 16,490,002	(22,607)
5/20/10	Indonesian Rupiah 118,051,550,000	United States Dollar 13,086,304	1,919
5/24/10	Indian Rupee 1,008,160,000	United States Dollar 22,564,011	91,927
5/24/10	Indian Rupee 434,000,000	United States Dollar 9,730,942	22,150
5/24/10	Indonesian Rupiah 105,412,000,000	United States Dollar 11,638,732	46,321
5/24/10	Indonesian Rupiah 70,140,000,000	United States Dollar 7,750,276	24,832
5/24/10	Malaysian Ringgit 47,380,000	United States Dollar 14,744,507	120,258
5/24/10	Malaysian Ringgit 31,200,000	United States Dollar 9,695,463	93,069
5/24/10	New Turkish Lira 3,268,739	United States Dollar 2,189,083	(307)
5/24/10	South Korean Won 12,741,000,000	United States Dollar 11,410,021	59,408
5/24/10	South Korean Won 8,677,000,000	United States Dollar 7,768,129	42,893
5/24/10	South Korean Won 13,973,100,000	United States Dollar 12,578,520	44
5/26/10	Norwegian Krone 141,661,300	Euro 17,900,767	154,051
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	550,030
5/27/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,607,633	24,928
5/27/10	Kazak Tenge 1,443,710,000	United States Dollar 9,868,148	(8,312)
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	508,495
5/28/10	Indian Rupee 792,740,000	United States Dollar 17,746,586	57,213
5/28/10	Indian Rupee 776,900,000	United States Dollar 17,456,466	(8,410)
5/28/10	New Turkish Lira 20,863,180	United States Dollar 13,872,718	88,883
6/1/10	South Korean Won 27,699,400,000	United States Dollar 24,820,028	92,359
6/2/10	Brazilian Real 57,496,009	United States Dollar 32,964,115	(82,705)
6/3/10	Israeli Shekel 133,045,200	United States Dollar 35,692,877	(13,586)
6/4/10	Indonesian Rupiah 240,863,000,000	United States Dollar 26,626,465	61,956
6/10/10	Indian Rupee 390,600,000	United States Dollar 8,670,366	90,551
6/10/10	Indian Rupee 1,144,580,000	United States Dollar 25,709,344	(37,121)
6/11/10	Zambian Kwacha 11,856,500,000	United States Dollar 2,449,690	47,880
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,446,259	1,067,242
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,443,626	981,881
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,455,333	979,488
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	49,005
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	39,430
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	185,885
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(5,433)
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(5,433)
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	32,680
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	11,254

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	$(186,374)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(170,707)

			$4,999,351

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $5,416,875 and a payable of $653,830.

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	348 Euro-Bobl	Short	$(54,150,111)	$(54,674,783)	$(524,672)
6/10	43 Euro-Bund	Short	(7,018,626)	(7,138,293)	(119,667)
5/10	416 Hang Seng H-shares	Short	(31,643,738)	(32,271,611)	(627,873)
6/10	76 Japan 10-Year Bond	Short	(112,370,708)	(112,920,724)	(550,016)
6/10	617 U.S. 5-Year Treasury Note	Short	(71,231,755)	(71,485,235)	(253,480)

					$(2,075,708)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

		Portfolio
	Notional	Pays/
	Amount	Receives	Floating	Annual		Net
	(000’s	Floating	Rate	Fixed	Termination	Unrealized
Counterparty	omitted)	Rate	Index	Rate	Date	Depreciation

Bank of America	ILS 15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(102,642)

Bank of America	ILS 29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(274,378)

Barclays Bank PLC	ILS 29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(134,014)

Barclays Bank PLC	ILS 29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(137,442)

JPMorgan Chase Bank	BRL 86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(144,748)

						$(793,224)

BRL - Brazlian Real
ILS - Israeli Shekel

Spread Lock Swaps

	Notional
	Amount of
	Underlying	Cash		Net
	Swap	Settlement	Termination	Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation

Credit Suisse	$100,000	10-year swap spread minus 0.675% (spread lock) times $85,600	9/23/10	$(411,740)
Credit Suisse	100,000	10-year swap spread minus 0.275% (spread lock) times $86,400	10/7/10	(69,120)

				$(480,860)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market
		Amount*	Annual		Annual	Net
Reference		(000’s	Fixed	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Rate**	Date	Rate***	Depreciation

Iceland	Barclays Bank PLC	$5,000	1.70%	3/20/18	3.48%	$(500,201)

Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	3.48	(500,201)

Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	3.48	(641,101)

Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	3.08	(368,893)

Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	3.08	(231,834)

						$(2,242,230)

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection

		Notional				Net
		Amount*	Contract			Unrealized
Reference		(000’s	Annual		Termination	Appreciation
Entity	Counterparty	omitted)	Fixed Rate**		Date	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$60,994

Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(110,156)

Brazil	Bank of America	18,450	1.00	(1)	6/20/20	1,265

Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(135,111)

Brazil	Credit Suisse First Boston	20,000	1.00	(1)	6/20/20	(52,828)

China	Barclays Bank PLC	8,700	1.00	(1)	3/20/15	(80,016)

China	Barclays Bank PLC	8,700	1.00	(1)	3/20/20	(141,955)

China	Citigroup Global Markets	4,300	1.00	(1)	3/20/20	(63,358)

China	JPMorgan Chase Bank	4,300	1.00	(1)	3/20/15	(41,513)

Egypt	Bank of America	4,550	1.00	(1)	6/20/15	(81,944)

Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(103,009)

Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(128,805)

Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	(97,392)

Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	(80,691)

Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	(87,503)

Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	(51,915)

Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	(106,133)

Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	(106,601)

Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	(81,944)

Greece	Citigroup Global Markets	3,000	1.00	(1)	6/20/15	97,743

Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	724,431

Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	5,630,987

Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	130,702

Greece	Goldman Sachs, Inc.	35,000	0.29		6/20/15	7,984,437

Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	5,266,754

Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,295,581

Kazakhstan	Citigroup Global Markets	9,100	1.00	(1)	6/20/15	72,471

Kazakhstan	Deutsche Bank	9,100	1.00	(1)	6/20/15	76,605

Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	35,500

Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	104,552

Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	70,410

Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	20,914

Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(83,967)

Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	44,495

Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	36,345

Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	40,559

Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	64,800

Lebanon	Credit Suisse First Boston	4,600	1.00	(1)	3/20/15	70,114

Lebanon	Credit Suisse First Boston	8,800	1.00	(1)	3/20/15	137,666

Lebanon	Credit Suisse First Boston	9,900	1.00	(1)	6/20/15	212,353

Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	125,520

Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	102,792

Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	105,107

Malaysia	Bank of America	3,900	0.83		12/20/14	(6,451)

Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(484,305)

Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(9,369)

Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(491,905)

Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(134,733)

Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(120,332)

Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(72,274)

Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(28,408)

Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(68,734)

Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(138,605)

Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(57,157)

Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(68,734)

Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(54,244)

Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(6,973)

Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(76,766)

Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(6,973)

Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(68,734)

Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(68,624)

Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(28,408)

Russia	Bank of America	5,500	1.00	(1)	6/20/15	(23,745)

Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	33,926

Russia	Credit Suisse First Boston	9,000	1.00	(1)	3/20/15	32,928

Russia	Credit Suisse First Boston	9,000	1.00	(1)	6/20/15	41,038

Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	42,406

Serbia	HSBC Bank USA	7,000	1.30		5/20/11	11,207

South Africa	Bank of America	6,300	1.00	(1)	12/20/19	(28,005)

South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(71,944)

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	9,937

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(114,385)

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(17,510)

South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(72,329)

South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(106,892)

South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(101,886)

South Africa	Credit Suisse First Boston	5,100	1.00	(1)	3/20/20	(9,343)

South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	(51,596)

South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(152,743)

South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(109,263)

South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	(5,457)

South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	(12,966)

South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	(101,057)

Spain	Bank of America	15,000	1.00	(1)	6/20/20	374,167

Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	418,719

Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	(85,250)

Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	245,019

Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	(85,250)

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional				Net
		Amount*	Contract			Unrealized
Reference		(000’s	Annual		Termination	Appreciation
Entity	Counterparty	omitted)	Fixed Rate**		Date	(Depreciation)

Spain	Deutsche Bank	$11,400	1.00	%(1)	3/20/20	$262,235

Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	(314,399)

Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	297,947

Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	140,259

Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	152,764

Thailand	Deutsche Bank	10,000	1.00		3/20/15	56,115

Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	69,300

Turkey	Barclays Bank PLC	4,170	2.12		1/20/13	(104,595)

Turkey	Citigroup Global Markets	9,400	2.93		9/20/19	(732,933)

Turkey	Credit Suisse First Boston	5,000	2.87		7/20/11	(156,405)

Turkey	Credit Suisse First Boston	4,120	2.11		1/20/13	(102,134)

Turkey	JPMorgan Chase Bank	12,610	2.12		1/20/13	(316,294)

Turkey	Morgan Stanley	5,000	4.05		4/06/14	(473,807)

Uruguay	Citigroup Global Markets	4,600	1.00	(1)	6/20/20	2,950

Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	22,582

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	435,746

Banco de Sabadell, S.A.	JPMorgan Chase Bank	4,350	3.00	(1)	3/20/15	200,581

Erste Group Bank AG	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	(50,197)

ING Verzekeringen N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	27,357

Rabobank Nederland N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	9,323

Raiffeisen Zentralbank	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	(64,684)

iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR 16,100	1.00	(1)	6/20/15	290,931

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR 16,100	1.00	(1)	6/20/15	282,406

						$18,881,301

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Appreciation

JPMorgan Chase Bank	$2,130,575	8/25/10	1-Month USD LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$2,914

					$2,914

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate
	(Currency	(Currency
	Received)	Delivered)				Net
	(000’s	(000’s	Floating	Fixed	Termination	Unrealized
Counterparty	omitted)	omitted)	Rate	Rate	Date	Depreciation

Bank of America	TRY 19,000	$12,684	3-Month USD-LIBOR-BBA	10.03%	11/25/13	$(731,471)

Citigroup Global Markets	TRY 4,000	2,475	3-Month USD-LIBOR-BBA	11.95	2/15/12	(414,697)

Citigroup Global Markets	TRY 8,441	5,091	3-Month USD-LIBOR-BBA	12.10	2/15/12	(1,023,031)

Citigroup Global Markets	TRY 12,367	7,361	3-Month USD-LIBOR-BBA	12.46	8/14/13	(2,295,982)

Citigroup Global Markets	TRY 6,159	4,122	3-Month USD-LIBOR-BBA	10.05	11/06/13	(251,400)

Credit Suisse First Boston	TRY 6,790	3,922	3-Month USD-LIBOR-BBA	12.45	2/15/12	(1,033,148)

JPMorgan Chase Bank	TRY 7,159	4,792	3-Month USD-LIBOR-BBA	10.10	11/06/13	(299,766)

JPMorgan Chase Bank	TRY 13,609	9,189	3-Month USD-LIBOR-BBA	11.20	5/21/14	(1,046,112)

						$(7,095,607)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of
	Contracts		Premiums
	(000’s omitted)		Received

Outstanding, beginning of period	JPY	4,078,000	$522,711
Options expired	JPY	(4,078,000)	(522,711)

Outstanding, end of period		—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $4,897,577. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,643,329 at April 30, 2010.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $47,315,761, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $8,140,808. Such maximum amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $21,644,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

	Fair Value

Statement of Assets				Foreign	Interest
and Liabilities Caption	Credit	Equity		Exchange	Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$—		$21,339,907	$—
Receivable for open swap contracts	25,972,940	2,914		—	—

Total Asset Derivatives	$25,972,940	$2,914		$21,339,907	$—

Net unrealized appreciation	$—	$(627,873	)*	$—	$(1,447,835)*
Payable for open and closed forward foreign currency exchange contracts	—	—		(9,851,837)	—
Payable for open swap contracts	(9,333,869)	—		—	(8,369,691)

Total Liability Derivatives	$(9,333,869)	$(627,873)		$(9,851,837)	$(9,817,526)

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(987,347)	$—
Financial futures contracts	—	—	—	(3,440,235)
Written options	—	—	522,711	—
Swap contracts	(2,063,443)	(278,141)	—	(1,375,373)
Foreign currency and forward foreign currency exchange contract transactions	—	—	33,172,716	—

Total	$(2,063,443)	$(278,141)	$32,708,080	$(4,815,608)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$420,821	$—
Financial futures contracts	—	—	—	(1,849,184)
Written options	—	—	(309,320)	—
Swap contracts	14,698,263	73,911	—	(2,853,147)
Foreign currency and forward foreign currency exchange contracts	—	—	4,262,507	—

Total	$14,698,263	$73,911	$4,374,008	$(4,702,331)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $102,206,000, $978,074,000 and $669,325,000, respectively.

The average principal amount of purchased currency option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $49,534,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$325,709,021	$2,918,321	$328,627,342
Foreign Corporate Bonds & Notes	—	3,748,028	—	3,748,028
Corporate Bonds & Notes	—	1,723,786	—	1,723,786
Collateralized Mortgage Obligations	—	138,706,608	—	138,706,608
Commercial Mortgage-Backed Securities	—	23,150,184	—	23,150,184
Mortgage Pass-Throughs	—	1,143,099,219	—	1,143,099,219
U.S. Government Agency Obligations	—	77,811,821	—	77,811,821
U.S. Treasury Obligations	—	727,171,171	—	727,171,171
Common Stocks	—	9,038,724 *	—	9,038,724
Short-Term – Foreign Government Securities	—	957,908,318	—	957,908,318
Short-Term – U.S. Treasury Obligations	—	399,630,100	—	399,630,100
Short-Term – Repurchase Agreements	—	384,969,133	—	384,969,133
Short-Term – Other Securities	—	124,507,708	—	124,507,708

Total Investments	$—	$4,317,173,821	$2,918,321	$4,320,092,142

Forward Foreign Currency Exchange Contracts	$—	$21,339,907	$—	$21,339,907
Swaps Contracts	—	25,975,854	—	25,975,854

Total	$—	$4,364,489,582	$2,918,321	$4,367,407,903

Securities Sold Short, at value	$—	$(20,972,910)	$—	$(20,972,910)
Forward Foreign Currency Exchange Contracts	—	(9,851,837)	—	(9,851,837)
Swaps Contracts	—	(17,703,560)	—	(17,703,560)
Futures Contracts	(2,075,708)	—	—	(2,075,708)

Total	$(2,075,708)	$(48,528,307)	$—	$(50,604,015)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Foreign
Government Bonds

Balance as of October 31, 2009	$2,353,740
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	564,581
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2010	$2,918,321

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$564,581

*	Amount is included in the related amount on investments in the Statement of Operations.

Global Macro Portfolio as of April 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Global Macro Portfolio:
We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the “Portfolio”), including the portfolio of investments, as of April 30, 2010, the related statement of operations for the six month period then ended, the statements of changes in net assets for the six month period then ended and the year ended October 31, 2009, and the supplementary data for the six month period then ended and each of the three years in the period ended October 31, 2009. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the years ended October 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of April 30, 2010, the results of its operations for the six month period then ended, the changes in its net assets for the six month period then ended and the year ended October 31, 2009, and the supplementary data for the six month period then ended and each of the three years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 24, 2010

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (formerly Eaton Vance Global Macro Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement for Global Macro Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Global Macro Absolute Return Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Macro Absolute Return Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Global Macro Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Eric A. Stein
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Macro Absolute Return Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3041-6/10	GMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2010

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010